UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04310
Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2005

Date of reporting period:	December 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments December 31, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Convertible Bonds (66.8%)
	Advertising/Marketing Services (0.5%)
$1,200	Lamar Advertising Co.	2.875%		12/31/10	$1,330,500

	Aerospace & Defense (0.4%)
1,000	EDO Corp.	5.25		04/15/07	1,095,000

	Agricultural Commodities/Milling (0.3%)
500	Bunge Ltd. Finance Corp.	3.75		11/15/22	901,875

	Airlines (0.8%)
2,500	Continental Airlines Inc.	4.50		02/01/07	2,106,250

	Alternative Power Generation (0.7%)
2,000	Calpine Corp. - 144A**	4.75		11/15/23	1,750,000

	Apparel/Footwear Retail (1.4%)
1,980	Charming Shoppes, Inc.	4.75		06/01/12	2,353,725
1,200	Men’s Wearhouse, Inc. - 144A**	3.125		10/15/23	1,240,500
					3,594,225
	Auto Parts: O.E.M. (0.5%)
2,000	Tower Automotive, Inc. - 144A**	5.75		05/15/24	1,395,000

	Biotechnology (7.0%)
400	Abgenix, Inc. - 144A**	1.75		12/15/11	434,500
3,000	Amgen, Inc.	0.00		03/01/32	2,242,500
1,500	Cephalon, Inc.	2.50		12/15/06	1,477,500
820	Corixa Corp.	4.25		07/01/08	676,500
1,600	CV Therapeutics Inc.	2.00		05/16/23	1,368,000
2,000	deCODE genetics, Inc. - 144A**	3.50		04/15/11	1,837,500
2,250	Enzon Pharmaceuticals, Inc.	4.50		07/01/08	2,126,250
1,320	ICOS Corp.	2.00		07/01/23	1,133,550
1,200	INCYTE Corp	3.50		02/15/11	1,362,000
2,000	Invitrogen Corp.	1.50		02/15/24	1,885,000
1,600	Medimmune Inc.	1.00		07/15/23	1,538,000
1,700	MGI Pharma, Inc. - 144A**	1.682	‡	03/02/24	1,406,750
1,200	NPS Pharmaceuticals, Inc.	3.00		06/15/08	1,117,500
					18,605,550
	Broadcasting (1.4%)
2,000	Citadel Broadcasting Co. - 144A**	1.875		02/15/11	1,817,500
360	Sirius Satellite Radio Inc.	3.50		06/01/08	1,996,650
					3,814,150
	Cable/Satellite TV (3.2%)
2,000	Charter Communications Inc. - 144A**	5.875		11/16/09	2,262,500
2,200	Liberty Media Corp.	0.75		03/30/23	2,659,250
3,500	Liberty Media Corp.	3.25		03/15/31	3,451,875
					8,373,625
	Casino/Gaming (1.0%)
3,600	International Game Technology	0.00		01/29/33	2,767,500

	Coal (0.5%)
1,000	Massey Energy Co. - 144A**	2.25		04/01/24	1,313,750

	Computer Communications (0.2%)
600	Finisar Corp. - 144A**	2.50		10/15/10	577,500

	Computer Peripherals (0.5%)
1,500	Electronics for Imaging, Inc. - 144A**	1.50		06/01/23	1,455,000

	Containers/Packaging (0.8%)
2,000	Sealed Air Corp. - 144A**	3.00		06/30/33	2,070,000

	Data Processing Services (1.3%)
2,000	CSG Systems International, Inc. - 144A**	2.50		06/15/24	2,045,000
1,000	DST Systems Inc.	4.125		08/15/23	1,307,500
					3,352,500
	Electric Utilities (0.4%)
1,080	CMS Energy Corp.	2.875		12/01/24	1,088,100

	Electronic Components (1.0%)
1,200	Flextronics International Ltd. (Singapore)	1.00		08/01/10	1,383,000
1,400	Solectron Corp. - 144A**	0.50		02/15/34	1,235,500
					2,618,500
	Electronic Distributors (0.3%)
1,000	Safeguard Scientifics - 144A**	2.625		03/15/24	741,250

	Electronic Equipment/Instruments (0.1%)
370	Agilent Technologies, Inc.	3.00	++	12/01/21	375,088

	Electronic Production Equipment (2.2%)
1,000	Advanced Energy Industries, Inc.	5.25		11/15/06	970,000
1,000	Axcelis Tech, Inc.	4.25		01/15/07	997,500
2,000	Cymer, Inc.	3.50		02/15/09	2,000,000
1,800	Teradyne Inc.	3.75		10/15/06	1,824,750
					5,792,250
	Electronics/Appliances (1.1%)
2,400	Eastman Kodak Co. - 144A**	3.375		10/15/33	3,015,000

	Engineering & Construction (0.9%)
2,000	Flour Corp.	1.50		02/15/24	2,290,000

	Environmental Services (0.2%)
700	Allied Waste Industries, Inc.	4.25		04/15/34	624,750

	Finance/Rental/Leasing (1.1%)
2,000	Providian Financial Corp.	4.00		05/15/08	2,807,500

	Financial Conglomerates (1.3%)
3,200	American Express Co. - 144A**	1.85	‡	12/01/33	3,492,000

	Hospital/Nursing Management (1.9%)
2,000	Community Health Systems	4.25		10/15/08	2,087,500
3,000	Lifepoint Hospitals Holdings	4.50		06/01/09	3,011,250
					5,098,750
	Hotels/Resorts/Cruiselines (2.1%)
2,000	Fairmont Hotels & Resort — 144A** (Canada)	3.75		12/01/23	2,265,000
5,000	Royal Caribbean Cruises Ltd. (Liberia)	0.00		02/02/21	3,218,750
					5,483,750
	Industrial Conglomerates (1.9%)
1,500	Tyco International Group SA (Luxembourg)	2.75		01/15/18	2,385,000
1,500	Tyco International Group SA (Luxembourg)	3.125		01/15/23	2,527,500
					4,912,500
	Industrial Machinery (1.3%)
600	Actuant Corp.	2.00		11/15/23	876,750
800	Actuant Corp. - 144A**	2.00		11/15/23	1,169,000
2,800	Roper Industries Inc.	1.481	‡	01/15/34	1,340,500
					3,386,250
	Internet Retail (1.0%)
2,608	Amazon.com, Inc.	4.75		02/01/09	2,624,300

	Investment Banks/Brokers (0.4%)
995	E*Trade Financial Corp.	6.00		02/01/07	1,021,119

	Media Conglomerates (0.8%)
2,000	Walt Disney Co. (The)	2.125		04/15/23	2,235,000

	Medical Distributors (0.6%)
1,625	PSS World Medical Inc. - 144A**	2.25		03/15/24	1,690,000

	Medical Specialties (1.2%)
1,200	Cytyc Corp	2.25		03/15/24	1,455,000
1,600	Fisher Scientific International	3.25		03/01/24	1,802,000
					3,257,000

	Movies/Entertainment (0.5%)
1,200	Lions Gate Entertainment Corp. - 144A** (Canada)	2.938		10/15/24	1,428,000

	Multi-Line Insurance (1.1%)
3,000	American International Group, Inc.	0.50		05/15/07	2,842,500

	Oil & Gas Production (1.0%)
2,000	Kerr-McGee Corp.	5.25		02/15/10	2,127,500
400	McMoran Exploration Co. - 144A**	5.25		10/06/11	567,500
					2,695,000
	Oilfield Services/Equipment (3.9%)
1,400	Cooper Cameron Corp. - 144A**	1.50		05/15/24	1,482,250
1,175	Halliburton Co.	3.125		07/15/23	1,451,125
1,500	Halliburton Co. - 144A**	3.125		07/15/23	1,852,500
2,785	Schlumberger Ltd. (Netherlands)	1.50		06/01/23	3,063,500
3,800	Weatherford International, Inc. (Brunei)	0.00		06/30/20	2,451,000
					10,300,375
	Packaged Software (0.7%)
1,120	Computer Associates International Inc	1.625		12/15/09	1,855,000

	Pharmaceuticals: Generic Drugs (1.8%)
2,500	IVAX Corp.	4.50		05/15/08	2,512,500
1,000	Par Pharmaceuticals Cos Inc.	2.875		09/30/10	930,000
1,380	Watson Pharmaceutical Inc.	1.75		03/15/23	1,428,300
					4,870,800
	Pharmaceuticals: Major (1.2%)
3,000	Wyeth - 144A**	2.39	++	01/15/24	3,090,030

	Pharmaceuticals: Other (1.4%)
1,600	Advanced Medical Optics, Inc. - 144A**	2.50		07/15/24	1,748,000
2,000	Teva Pharmaceutical Finance (Series B)	0.25		02/01/24	2,040,000
					3,788,000
	Precious Metals (0.1%)
400	Apex Silver Mines Ltd. - 144A** (Kyrgyzstan)	4.00		09/15/24	385,500

	Real Estate Investment Trusts (1.0%)
2,200	Host Marriott Corp. - 144A**	3.25		04/15/24	2,541,000

	Recreational Products (1.3%)
2,200	Scientific Games Corp. - 144A**	0.75		12/01/24	2,301,750
800	Shanda Interactive Entertainment Ltd. - 144A**	0.00		10/15/14	1,013,000
					3,314,750
	Semiconductors (5.8%)
2,100	Advanced Micro Devices	4.75	++	02/01/22	2,422,875
4,700	Atmel Corp.	0.00		05/23/21	2,173,750
600	Cypress Semiconductor Corp.	1.25		06/15/08	636,750
2,600	Fairchild Semiconductor International, Inc.	5.00		11/01/08	2,635,750
2,250	International Rectifier Corp.	4.25		07/15/07	2,244,375
2,400	LSI Logic Corp.	4.00		05/15/10	2,265,000
800	Pixelworks, Inc. - 144A**	1.75		05/15/24	691,000
1,400	Transwitch Corp.	5.45		09/30/07	1,251,250
1,000	Vitesse Semiconductor Corp. - 144A**	1.50		10/01/24	1,170,000
					15,490,750
	Specialty Telecommunications (1.9%)
1,500	American Tower Corp.	3.25		08/01/10	2,488,125
2,250	CenturyTel, Inc.	4.75		08/01/32	2,525,625
					5,013,750
	Telecommunication Equipment (3.0%)
1,200	Comverse Technology Inc.	0.00		05/15/23	1,770,000
1,000	Lucent Technologies Inc. (Series A)	2.75		06/15/23	1,381,250
900	Lucent Technologies Inc. (Series B)	2.75		06/15/25	1,315,125
3,600	Nortel Networks Corp. (Canada)	4.25		09/01/08	3,519,000
					7,985,375
	Wireless Telecommunications (1.8%)
2,460	Nextel Communications, Inc.	5.25		01/15/10	2,530,725
1,900	NII Holdings, Inc. - 144A**	2.875		02/01/34	2,199,250
					4,729,975
	Total Convertible Bonds
	(Cost $166,342,998)				177,386,337

NUMBER OF SHARES
	Convertible Preferred Stocks (27.0%)
	Advertising/Marketing Services (0.7%)
38,000	Interpublic Group of Companies (Series A $2.6875)	1,862,000

	Beverages: Alcoholic (0.3%)
24,000	Constellation Brands, Inc. $1.4375	902,880

	Cable/Satellite TV (0.6%)
35,000	Comcast Corp. $2.00	1,557,150

	Coal (0.5%)
15,000	Arch Coal $2.50	1,365,000

	Electric Utilities (1.6%)
40,000	Aquila, Inc. $1.6875	1,386,000
45,000	FPL Group, Inc. $4.25	2,767,950
		4,153,950
	Electronic Distributors (0.6%)
30,000	Agilysys Inc. $3.375	1,683,750

	Electronic Equipment/Instruments (1.1%)
19,130	Xerox Corp. $6.25	2,827,605

	Environmental Services (0.4%)
19,500	Allied Waste Industries, Inc. $3.125	1,027,845

	Finance/Rental/Leasing (1.9%)
24	Federal National Mortgage Assoc. $1.344	2,544,000
55,500	United Rentals Trust I $3.125	2,386,500
		4,930,500
	Financial Conglomerates (0.5%)
48,000	Conseco Inc. $1.375	1,272,000

	Food Retail (1.2%)
120,000	Albertson’s Inc. $1.8125	3,048,000

	Gas Distributors (1.6%)
28,000	Keyspan Corp. $4.375	1,460,760
75,000	ONEOK, Inc. $2.125	2,677,500
		4,138,260
	Home Furnishings (0.9%)
55,000	Newell Financial Trust I $2.625	2,508,000

	Integrated Oil (0.6%)
22,800	Amerada Hess Corp. $3.50	1,686,060

	Investment Banks/Brokers (0.8%)
80,000	Lehman Brothers Holdings Inc. $1.5625	2,160,000

	Life/Health Insurance (0.5%)
41,000	Genworth Financial, Inc. $1.50	1,328,810

	Major Telecommunications (0.9%)
45,000	ALLTEL Corp. $3.875 (Units) †	2,380,050

	Medical Distributors (0.7%)
35,000	McKesson Financing Trust $2.50	1,801,100

	Medical Specialties (0.9%)
40,000	Baxter International $3.50 (Units) †	2,258,400

	Motor Vehicles (1.9%)
40,500	Ford Cap Trust II $3.25	2,137,995
40,000	General Motors Corp. (Series A) $1.125	1,003,600
85,000	General Motors Corp. (Series B) $1.3125	1,960,950
		5,102,545
	Multi-Line Insurance (1.0%)
40,000	Hartford Financial Services Group, Inc. $3.50 (Units) †	2,638,000

	Oil & Gas Pipelines (0.6%)
20,000	Williams Companies Inc. $2.75	1,680,000

	Pharmaceuticals: Major (1.0%)
49,500	Schering-Plough Corp. $3.00		2,776,950

	Precious Metals (0.7%)
1,800	Freeport-MC Corp		1,764,000

	Property - Casualty Insurers (1.5%)
100,000	Travelers Property Casualty Corp. $1.125		2,303,000
70,000	XL Capital Ltd. $1.625 (Kyrgyzstan)		1,781,500
			4,084,500
	Pulp & Paper (1.0%)
51,500	International Paper Capital Trust $2.625		2,619,290

	Real Estate Investment Trusts (0.6%)
28,000	Simon Property Group L.P.		1,658,160

	Savings Banks (0.9%)
48,000	Sovereign Capital Trust IV $2.1875		2,352,000

	Specialty Telecommunications (0.2%)
8,750	Citizens Utilities Trust $2.50		529,375

	Trucks/Construction/Farm Machinery (1.3%)
37,200	Cummins Capital Trust I $3.50		3,422,400

	Total Convertible Preferred Stocks
	(Cost $63,346,657)		71,518,580

	Common Stocks (4.5%)
	Aerospace & Defense (1.3%)
46,457	L-3 Communications Holdings, Inc.		3,402,511

	Electronic Components (0.4%)
203,259	Solectron Corp.*		1,083,370

	Financial Conglomerates (1.2%)
58,800	Prudential Financial, Inc.		3,231,648

	Oil & Gas Pipelines (0.9%)
139,500	Williams Companies, Inc. (The)		2,272,455

	Oil & Gas Production (0.7%)
50,846	Devon Energy Corp.		1,978,926

	Total Common Stocks
	(Cost $8,973,024)		11,968,910

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (0.5%)
	Repurchase Agreement
$1,336	Joint repurchase agreement account (dated 12/31/04; proceeds $1,336,082) (a) (Cost $1,336,000)		1,336,000

	Total Investments
	(Cost $238,662,679) (b)	98.8%	262,209,827

	Other Assets in Excess of Liabilities	1.2	3,292,850

	Net Assets	100.0%	$265,502,677

*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡	Rate in effect at December 31, 2004. Rate will reset at 0% at a future specified date.

++	Variable rate security. Rate shown is the rate in effect at December 31, 2004.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,611,346 and the aggregate gross unrealized depreciation is $5,400,198, resulting in net unrealized appreciation of $22,211,148.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison9
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005